Expense Example - FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO - FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO - Fidelity Advisor International Capital Appreciation Fund - Fidelity International Capital Appreciation Fund
Apr. 07, 2025 USD ($)
Expense Example:
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002